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                                                               JOHN B. TOWERS
                                                               CORPORATE COUNSEL


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166


                                     September 8, 2016


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   New England Variable Annuity Fund I
           File No. 811-01930

Commissioners:

Semi-Annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.


                                     Sincerely,


                                     /s/ John B. Towers
                                     ------------------------------------
                                     John B. Towers
                                     Corporate Counsel
                                     Metropolitan Life Insurance Company